Sale of Management & Consolidation/Deconsolidation of Navios Containers (Tables)	12 Months Ended
Dec. 31, 2019
SALE OF MANAGEMENT & CONSOLIDATION/DECONSOLIDATION OF NAVIOS CONTAINERS [Abstract]
Gain on sale
Proceeds received:
Cash consideration	3,000
Less: Transaction fees	$(1,088)
1,912
Carrying value of assets and liabilities:
Net liabilities derecognized	158,795
Loan payable to NSM assumed	(141,795)
Book value of general partner interest in Navios Partners	(3,212)
Book value of Other fixed assets	(6,213)
Lease liability, net	315
7,890
Gain on sale	$9,802

Discontinued Operations
	Period from January 1 to August 30, 2019	Period from November 30 to December 31, 2018
Revenue	$89,925	$12,053
Time charter, voyage and port terminal expenses	(3,976)	(546)
Direct vessel expenses	(44,088)	(5,282)
General and administrative expenses	(6,706)	(873)
Depreciation and amortization	(22,858)	(3,060)
Interest expense and finance cost	(10,519)	(1,204)
Other expense, net	(5,896)	(336)
Net (loss)/income from discontinued operations	$(4,118)	$752
Less: Net loss/(income) attributable to the noncontrolling interest	$3,968	$(725)
Net (loss)/income attributable to Navios Holdings common stockholders	$(150)	$27

Fair value of Navios Containers' outsantading shares, assets and liabilities and noncontrolling interest

Fair value of Navios Containers’ outstanding shares:
Fair value of Navios Holdings’ interest (3.7%)	$6,269
Fair value of noncontrolling interest (96.3%)	165,474
Total fair value of Navios Containers’ outstanding shares	171,743
Fair value of Navios Containers’ assets and liabilities:
Current assets (including cash and restricted cash of $24,400)	$27,705
Vessels	376,133
Favorable lease terms	31,342
Long term receivable from affiliate companies	7,313
Other long term assets	1,099
Long term debt assumed (including current portion)	(199,000)
Current liabilities	(14,727)
Fair value of Navios Containers’ net assets	229,865
Bargain gain upon obtaining control	$58,122

Schedule of acquired intangible assets
	Weighted Average Amortization (years)	Amortization per Year
Favorable lease terms	1.4	$(22,391)